Mar. 15, 2021
First Trust TCW Emerging Markets Debt ETF

Notwithstanding anything to the contrary in the Fund’s prospectus, the final sentence of the first paragraph of the section entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund may invest up to 10% of its assets in securities denominated in Euros and/or Japanese yen.

PLEASE KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE